Share Capital - Schedule of Share Capital (Details) - CAD ($)		12 Months Ended
	Aug. 16, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number
Share capital issued, beginning (shares)		46,166,980
Share capital issued ending (shares)		55,043,789	46,166,980
Amount
Equity balance at beginning of period		$ 24,752,993	$ (107,894)	$ 6,195,363
Share issue costs		(1,256,280)	(1,741,640)	(854,256)
Equity balance at end of period		36,098,985	24,752,993	(107,894)
At-the-market agreement
Amount
Issued shares		$ 34,168,071	$ 40,037,786	8,476,454
Public Offering
Amount
Issued shares				$ 3,314,429
Warrant Derivatives
Number
Issued (shares)	4,619,773
Amount
Share issue costs	$ (699,427)
Shares
Number
Share capital issued, beginning (shares)		46,166,980	32,198,453	17,399,749
Share capital issued ending (shares)		55,043,789	46,166,980	32,198,453
Amount
Equity balance at beginning of period		$ 356,824,172	$ 311,077,859	$ 285,193,061
Share issue costs		(1,256,280)	(1,741,640)	(854,256)
Equity balance at end of period		$ 391,348,183	$ 356,824,172	$ 311,077,859
Shares | Incentive award plan
Number
Issued (shares)		150,899	234,172	323,301
Amount
Issued shares		$ 543,833	$ 732,367	$ 391,917
Shares | Common Stock Purchase Agreement
Number
Issued (shares)				2,494,943
Amount
Issued shares				$ 5,403,385
Shares | At-the-market agreement
Number
Issued (shares)		8,401,029	12,182,532	4,425,040
Amount
Issued shares		$ 34,168,071	$ 40,037,786	$ 8,476,454
Shares | Public Offering
Number
Issued (shares)				4,619,773
Amount
Issued shares				$ 3,314,429
Shares | Warrant Derivatives
Number
Issued (shares)		201,722	1,418,369	2,935,647
Amount
Issued shares		$ 686,616	$ 6,332,778	$ 9,152,869
Shares | Stock option plan
Number
Issued (shares)		123,159	133,454
Amount
Issued shares		$ 381,771	$ 385,022